Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of annual rates for depreciation of property plant and equipment	The principal annual rates used for this purpose are as follows:

Furniture and fixtures	20%
Computer equipment	33 1 / 3%